Convertible loan payable (Details Narrative)			1 Months Ended					6 Months Ended	12 Months Ended
	Oct. 09, 2020 USD ($) shares	Jun. 13, 2018 USD ($) shares	Oct. 31, 2020 USD ($) shares	Jun. 30, 2020 USD ($)	Feb. 29, 2020 USD ($) shares	Jun. 30, 2019 USD ($) shares	Aug. 31, 2018 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($) shares	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Oct. 31, 2020 $ / shares	Aug. 31, 2018 $ / shares	Jun. 13, 2018 $ / shares
Short-Term Debt [Line Items]
Loan interest rate								9.00%
Warrants to purchase shares | shares									111,412,712
Loss on loan extinguishment	$ 23,376							$ (875,861)	$ (56,146)	$ (1,056,296)
Number of shares issued | shares	5,572,980
Accretion expense								118,388		359,267
Interest expense								124,367	$ 102,740	202,426
Other Income [Member]
Short-Term Debt [Line Items]
Loss on loan extinguishment			$ 23,376
Convertible Loan Payable [Member]
Short-Term Debt [Line Items]
Loan interest rate									16.00%
Convertible loan payable				$ 1,600,000		$ 1,744,327				1,600,000	$ 1,744,327
Conversion price per share | $ / shares												$ 0.49
Loss on loan extinguishment										9,407
Number of shares issued | shares			5,572,980
Accretion expense										146,266
Interest expense								118,767		179,726
Interest payable				$ 381,233						$ 381,233
Humming Bird Resources PLC [Member]
Short-Term Debt [Line Items]
Warrants to purchase shares | shares							116,714
Warrants exercise price per share | $ / shares													$ 4.50
Convertible loan payable							$ 2,000,000
Debt conversion original debt amount							1,500,000
Debt issuance costs							$ 45,824
Maturity date				Jul. 31, 2020							Jun. 30, 2020
Loss on loan extinguishment					$ 9,407	8,193					$ 1,195,880
Repayment of convertible debt					$ 300,000	$ 100,000
Number of shares issued | shares					696,428	2,660,000
Loan And Warrant Agreement [Member] | Humming Bird Resources PLC [Member]
Short-Term Debt [Line Items]
Unsecured convertible loans payable		$ 1,500,000
Loan interest rate		10.00%
Maturity term		1 year
Warrants to purchase shares | shares		229,464
Number of shares acquired | shares		229,464
Warrants exercise price per share | $ / shares														$ 8.50
Warrants term		2 years
Event of default description		In the event that a notice of conversion would result in the lender holding 10% or more of the Company’s issued and outstanding shares, then, in the alternative, and under certain circumstances, the Company would be required to pay cash to the lender in an amount equal to C$8.50 multiplied by the number of shares intended to be issued upon conversion. Further, in the event that the lender holds more than 5% of the issued and outstanding shares of the Company subsequent to the exercise of any of its convertible securities held under this placement, it shall have the right to appoint one director to the board of the Company.
Amended And Restated Loan Agreement [Member] | Convertible Notes Payable Two [Member] | Humming Bird Additional Amount [Member]
Short-Term Debt [Line Items]
Number of shares acquired | shares							116,714
Warrants exercise price per share | $ / shares													4.50
Principal amount							$ 500,000
Conversion price per share | $ / shares													4.50
Amended And Restated Loan Agreement [Member] | Humming Bird Resources PLC [Member] | Convertible Notes Payable One [Member]
Short-Term Debt [Line Items]
Number of shares acquired | shares							229,464
Warrants exercise price per share | $ / shares													8.50
Principal amount							$ 1,500,000
Conversion price per share | $ / shares													$ 8.50